Post-Employment Benefit Costs - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of defined contribution retirement savings plan [abstract]
Percentage of Registered Retirement Savings Plan contribution limit	50.00%	50.00%
Percentage of employee salary eligible for Registered Retirement Savings Plan contribution	9.00%	9.00%
Employer contributions to group RRSP	$ 226,000	$ 211,000